Proposed Public Offering (Details Narrative) - COLUMBUS CIRCLE CAPITAL CORP I [Member] - $ / shares			6 Months Ended
	Dec. 31, 2024	Jun. 25, 2024	Dec. 31, 2024	Sep. 30, 2025
Sale of private placement units	7,666,667	7,666,667
Sale of stock price	$ 10.00	$ 10.00	$ 10.00
Warrant price	0.01		0.01
Warrant exercise price			18.00
Common Class A [Member]
Sale of stock price	11.50		11.50
Warrant price				$ 11.50
Common Class A [Member] | Warrant [Member]
Sale of stock price	$ 11.50		$ 11.50
IPO [Member]
Sale of private placement units			20,000,000
Over-Allotment Option [Member]
Sale of private placement units			23,000,000